BUSINESS COMBINATIONS - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Jul. 14, 2020 USD ($)	Dec. 31, 2020 business	Sep. 21, 2020 USD ($)	Jul. 20, 2020 USD ($)	Jul. 20, 2020 EUR (€)	Jul. 14, 2020 EUR (€)	Mar. 09, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 02, 2019 USD ($)	Apr. 11, 2019 USD ($)
Arrival LT UAB
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%					100.00%
Cash transferred		$ 2,867					€ 2,500
Loss reported until acquisition date		240,870
Profit reported since acquisition	$ 1,438,338
Cash and cash equivalents recognised as of acquisition date		66,000
Consideration transferred		3,000
Arrival Solutions Germany GmbH
Disclosure of detailed information about business combination [line items]
Cash transferred					$ 10,000	€ 8,700		$ 28,640
Number of businesses acquired | business			2
Roborace Ltd
Disclosure of detailed information about business combination [line items]
Contributions to share premium				$ 67,551
Cash and cash equivalents recognised as of acquisition date				65,306
Retained earnings recognized as of acquisition date		$ 63,612,611
Roborace Inc
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date				$ 44,237
Retained earnings recognized as of acquisition date					$ 841,733
Arrival M Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred											$ 3,741,902
Arrival R Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred										$ 67,119,118
Arrival U S A Inc
Disclosure of detailed information about business combination [line items]
Consideration transferred										$ 4,951,654
K Cybernation S.à r.l. and K Robolife S.à r.l.
Disclosure of detailed information about business combination [line items]
Amount due to related party									$ 75,812,674